Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2024
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment was as follows:

	Buildings and land	Machinery and equipment	Machinery under development	Total
Acquisition Cost
Balance as of January 1, 2024	$8,916	$180,945	$94,142	$284,003
Additions[1]	2,732	71,867	186,296	260,895
Divestments and disposals	—	(70)	—	(70)
Reclassifications	1,962	58,017	(59,979)	—
Effect of foreign currency exchange differences	(269)	(6,002)	(2,611)	(8,882)
Balance as of June 30, 2024	$13,341	$304,757	$217,848	$535,946
Depreciation and impairment
Balance as of January 1, 2024	(2,709)	(62,043)	(602)	(65,354)
Depreciation expense	(1,287)	(1,805)	—	(3,092)
Depreciation capitalized into inventory	—	(2,398)	—	(2,398)
Divestments and disposals	—	34	—	34
Effect of foreign currency exchange differences	69	1,144	—	1,213
Balance as of June 30, 2024	$(3,927)	$(65,068)	$(602)	$(69,597)

Carrying amount at June 30, 2024	$9,414	$239,689	$217,246	$466,349
1 - Of $260,895 in additions for the six months ended June 30, 2024, $64,464 has been settled in cash. These $64,464 are included in the $83,884 in the cash-flow from investing activities related to additions to property, plant and equipment, and the remaining $19,420 relates to decreases in Trade payables - related parties from prior years which were settled in cash during the six months ended June 30, 2024.